Employee Benefit Plan, Schedule, Asset Held for Investment (Details) - EBPESP - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	$ 8,231,710,299	$ 7,440,783,179
EBP, Note Receivable from Participant	53,369,010	$ 49,672,366
EBP, Form 5500 Caption, Total Assets	$ 8,285,079,309